Employee Benefits	6 Months Ended
Jun. 30, 2025
Disclosure of information about defined benefit plans [abstract]
Employee Benefits
19.
Employee Benefits

Details of employee benefits for the six months ended June 30, 2025 and 2024 are as follows:

(In thousand Euros)	June 30, 2025	June 30, 2024
Wages and salaries	22,453	26,659
Share-based payment plans expenses	537	1,404
Social Security	5,146	8,928
Total	28,136	36,991

The Group has not entered into any defined contribution or defined benefit plans for which pensions costs are incurred. The majority of employees are working in Spain and are participating in a state pension plan for which the expenses are included in social security.

Details of the personnel expense recognized for share-based payment transactions are as follows:

(In thousand Euros)	June 30, 2025	June 30, 2024
Management stock option plan	—	195
ESPP	22	77
Performance based earn out in shares and RSUs management Ares	64	157
RSU Employees	120	994
RSU Management	367	558
Capitalization of share-based payment transactions in intangible assets	(36)	(577)
Total	537	1,404

Management Stock Option Plan

As described in the 2024 Consolidated Financial Statements, the shareholders voted to implement a share-based payment plan (the “Management Stock Option Plan” or “MSOP”) link with Wallbox and to provide a more direct incentive structure.

The Company records this share-based payments plan based on the estimated fair value of the award at the grant date and is recognized as an expense in the consolidated statements of profit or loss over the requisite service period. The estimated fair value of the award was based on the closest financial round of share capital issued for the first grants and the latest ones are based on the estimated market price of the Wallbox’s stock on the date of the grant, in practice the share price of Wallbox at the grant date is used during this reporting period.

Employees Stock Option Plan

As described in the 2024 Consolidated Financial Statements, the shareholders agreed to offer all employees of Wallbox (the “Beneficiaries” or, individually, the “Beneficiary”) the possibility of participating in a share-based payment plan (the “Employee Stock Option Plan” or “ESOP”) to receive stock options (the “Options”) to purchase a certain number of Class A Shares of the Company.

The service-based vesting condition for awards under the Employee Stock Option Plan was completed as of December 31, 2020.

The Company records the share-based payments under such plan based on the estimated fair value of the award at the grant date and is recognized as an expense in the consolidated statements of profit or loss over the requisite service period. The estimated fair value of the award was based on the closest financial round of share capital issued for the initial grants and the more recent fair value determinations are based on the estimated market price of the Company’s stock on the date of the grant in practice the share price of Wallbox at the grant date is used during this reporting period.

Founders Stock Option Plan

At a meeting held on June 30, 2021, the shareholders of Wallbox Chargers, S.L.U. agreed to implement a share-based payment plan (Founders Stock Option Plan) to strengthen the bond with the founders of Wallbox and in order to align the interests of the founders with the creation of additional value for the Company. This would be accomplished via options with a strike price at a valuation equal to or higher than current market value and by allowing the founders to benefit from more liquid options which are fully vested and transferable from their date of concession.

In accordance with the terms and conditions of the Plan, these options will be available to executed in exchange for Wallbox NV Class A Shares, Euro 0.12 par value (previously Euro 0.50 par value) and the exercise price of the options will be equivalent to Euros 1.93 per share after applying the “Exchange Ratio” of Euro 240.990795184659 (previously Euros 466.24 per share).

The maximum number of shares that shall underlie all of the options included in this Plan shall be, at the effective date, the equivalent to 1,033,609 Wallbox NV Class A Shares.

The Board of Directors of the Company shall deliver a personal notice to each beneficiary, with an invitation to participate in the Plan, which shall contain, among others, the number of Options granted to each beneficiary; and, where appropriate, the individual conditions governing the participation of the Beneficiary in the Plan. For the purposes of this Plan, the date of concession is that date indicated in the Invitation Notice.

These invitations were sent in 2022, so the Group recognized the expense accordingly to the valuation of these options in 2022 as they vested following their grant. The Group valued each option at USD 8.66. To determine the fair value at grant date of these options the Group used American option chain, where each option has a maturity of 5 years.

Each beneficiary must comply with the following conditions in order to exercise the options:

i.
A lock-up period of three years, during which time they will be able to exercise the options proportionally on a monthly basis, however this lock-up period was cancelled in December 2023;
ii.
the Company has not initiated a Temporary suspension of exercise; and
iii.
Any other conditions included in the beneficiary’s Invitation Notice have been fulfilled.

RSUs for Employees

At a meeting held on April 6, 2022, the compensation committee approved the implementation of an Incentive Award Plan pursuant to which awards of restricted stock units (“RSUs”) were granted to employees. Each RSU granted represents a right to receive one listed share of the Company at the end of each vesting period, subject to the grantee’s continued service through the applicable vesting date.

The RSUs vest according to the below schedule, subject to the grantee’s continued service through each applicable vesting date:

•
33% will vest on the 1st anniversary date as from the date of grant.
•
33% will vest on the 2nd anniversary date as from the date of grant.
•
34% will vest on the 3rd anniversary date as from the date of grant.

In addition, the Company granted RSUs to the employees of the subsidiaries acquired in the second half of 2022. These RSUs are subject to certain performance-based vesting conditions, which have been considered 100% covered when valuing these RSUs.

The Company records these share-based payments plan based on the estimated fair value of the award at the grant date and recognized an expense in the consolidated statements of profit or loss over the requisite service period. Considering that there is no exercise price applicable the estimated fair value of the award is based on the listed share price of the Company on the date of grant.

RSUs for Management

At a meeting held on April 6, 2022, the compensation committee approved an Incentive Award Plan pursuant to which awards of RSUs were granted to management. Each RSU granted represents a right to receive one listed share of the Company at the end of each vesting period, subject to continued service.

The RSUs are subject to service-based and performance-based vesting conditions and vest as follows:

•
Serviced-Based Condition: one-third of the RSUs are subject to the service-based condition and will vest as follows:
•
50% of this 33% will vest on the 1st anniversary date as from the date of grant,
•
50% of this 33% will vest on the 2nd anniversary date as from the date of grant.
•
Performance-Based Condition: two-thirds of the RSUs are subject to the performance-based condition and will vest as follows:
•
Period 1: 50% will vest:
•
If between April 8, 2025 and April 8, 2029 (both dates included), at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $25 per share for any 20 trading days within any 30 trading days period.

•
Period 2: 50% will vest:
•
If between April 8, 2027 and April 8, 2029 (both dates included), at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $30 per share for any 20 trading days within any 30 trading days period.

Also on November 11, 2022 the Compensation committee approved granting RSUs to certain management personnel of the Group. These RSUs are subject to performance-based vesting conditions only, and such conditions are consistent with the performance-based vesting conditions disclosed above.

The Group has valued each RSUs under such plan as follows:

Service-based condition: This fair value was determined by discounting the forward price of the Company’s stock at each vesting date. The price in this tranche has been based on the spot price at grant date.

Performance-based condition: This fair value has been based on the Company’s price developments according to the Black-Scholes model. Prices for each averaging window are obtained via Monte Carlo simulation.

In addition, in 2023, the Company granted RSUs to members of the Board of Directors. These RSUs had fully vested in 2023.

ESPP

In January 2023, the Group launched an offering period under the Amended and Restated 2021 Employee Stock Purchase Plan (“ESPP”) for a length of one year, with the purpose of increasing employee engagement and motivation. This plan has been extended for the subsequent years considering two open windows per year where the employees can decide to join or leave the plan.The offering has been designed in accordance with the share-based payments plan approved by the Company upon listing in October 2021. The Employee Stock Purchase Plan consists of an offer to buy a maximum of 20,000 shares by each of the Company’s employees who participates in the ESPP with a discount of up to 15%, with a limit of 1% to 10% of annual salary per year.

Movements during the year

The following table illustrates the movements in stock options during the six months ended June 30, 2025, excluding earn out payments in shares for the business combinations in 2022:

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	ESPP	Total
At December 31, 2024	675,691	1,932,862	1,013,609	2,333,924	2,596,440	222,800	—	8,775,326
Granted	—	—	—	958,500	—	—	719,998	1,678,498
Exercised	—	(21,134)	—	(754,776)	(375,000)	—	(719,998)	(1,870,908)
Cancelled	—	—	—	(642,072)	(300,000)	(32,148)	—	(974,220)
At June 30, 2025	675,691	1,911,728	1,013,609	1,895,576	1,921,440	190,652	—	7,608,696